Document And Entity Information	Jul. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2025
Entity Registrant Name	Millrose Properties, Inc.
Entity Central Index Key	0002017206
Entity Emerging Growth Company	true
Entity File Number	001-42476
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	99-2056892
Entity Address, Address Line One	600 Brickell Avenue, Suite 1400
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	212
Local Phone Number	782-3841
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	MRP
Security Exchange Name	NYSE